Leases (Details) - Schedule of Future Lease Liability Payments $ in Millions	12 Months Ended
Dec. 31, 2023 COP ($)
Schedule of Future Lease Liability Payments [Line Items]
Minimum lease liability payments	$ 2,083,371
Future financing (expenses)	(515,412)
Total minimum net lease liability payments	1,567,959
Up to one year [Member]
Schedule of Future Lease Liability Payments [Line Items]
Minimum lease liability payments	378,806
From 1 to 5 years [Member]
Schedule of Future Lease Liability Payments [Line Items]
Minimum lease liability payments	938,113
More than 5 years [Member]
Schedule of Future Lease Liability Payments [Line Items]
Minimum lease liability payments	$ 766,452